Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000228384
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	3.97%	11.43%	6.77%
C000228383
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000228384
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%	12.70%	7.37%
Without Sales Load [Member] | C000228383
Average Annual Return [Line Items]
Average Annual Return, Percent	10.27%	12.87%	7.54%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%	14.28%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.15%	14.28%
ICE 3-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%	2.18%
FEDERATED INDEX: Morningstar Equity Market Neutral Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Equity Market Neutral Funds Category Average
Average Annual Return, Percent	7.09%	6.80%	3.24%
ICE 3-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%	2.18%
FEDERATED INDEX: Morningstar Equity Market Neutral Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Equity Market Neutral Funds Category Average
Average Annual Return, Percent	7.09%	6.80%	3.24%